Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
9.	Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Customer deposits	48,218	40,928	26,445
Accrued expenses	14,585	31,644	57,685
Accrued property, equipment and software related payables	3,866	3,397	2,706
Others	623	609	3,885

Total	67,292	76,578	90,721